Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenues from Contracts with Customers	Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,

(in millions €)	2025		2024		2023
COVID-19 vaccine revenues	1,995.3	70%	2,432.1	88%	3,776.2	99%
Revenues from out-licensing	613.0	21%	—	—%	—	—%
Other revenues	261.6	9%	319.0	12%	42.8	1%
Total	2,869.9	100%	2,751.1	100%	3,819.0	100%

(in millions €)	Years ended December 31,

Revenues by customers	2025		2024		2023
Pfizer	1,602.0	56%	2,011.7	73%	3,293.0	86%
German Federal Ministry of Health	627.5	22%	701.0	25%	473.6	12%
Bristol Myers Squibb	613.0	21%	—	—%	—	—%
Other customers	27.4	1%	38.4	2%	52.4	2%
Total	2,869.9	100%	2,751.1	100%	3,819.0	100%

(in millions €)	Years ended December 31,

Revenues by countries	2025		2024		2023
United States	1,794.9	63%	1,847.8	67%	3,010.9	79%
Germany	759.1	26%	706.9	26%	482.7	13%
Ireland	304.8	11%	177.8	6%	203.8	5%
Rest of the World	11.1	—%	18.6	1%	121.6	3%
Total	2,869.9	100%	2,751.1	100%	3,819.0	100%

	Years ended December 31,

(in millions €)	2025	2024	2023
Timing of revenue recognition
Goods and services transferred at a point in time	1,391.4	611.4	776.3
Goods and services transferred over time	241.9	298.5	15.4
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model(1)	1,236.6	1,841.2	3,027.3
Total	2,869.9	2,751.1	3,819.0
(1)Represents sales based on the share of the collaboration partners’ gross profit.

Disclosure of Contract Assets	The contract assets developed as follows:

	2025			2024
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	10.0	9.8	19.8	4.9	—	4.9
Additions	—	—	—	—	28.4	28.4
thereof: attributable to performance obligations satisfied in prior periods	—	—	—	—	23.6	23.6
Reclassification to trade accounts receivables	(9.7)	—	(9.7)	(13.5)	—	(13.5)
Reclassification from non-current to current	7.8	(7.8)	—	18.6	(18.6)	—
As of December 31	8.1	2.0	10.1	10.0	9.8	19.8

Contract Liabilities	The development of the contract liabilities is as follows:

	2025			2024
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	294.9	183.0	477.9	353.3	398.5	751.8
Additions from business combinations	—	0.4	0.4	—	—	—
Other additions	652.4	661.2	1,313.6	—	—	—
Reclassification from non-current to current	756.6	(756.6)	—	215.5	(215.5)	—
Recognition as revenues	(948.7)	—	(948.7)	(272.7)	—	(272.7)
Currency effects functional currency	(0.3)	—	(0.3)	(1.2)	—	(1.2)
As of December 31	754.9	88.0	842.9	294.9	183.0	477.9

Summary of Revenue Recognized	Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,

(in millions €)	2025	2024	2023
Amounts included in contract liabilities at the beginning of the year	335.7	272.7	3.5